Consolidated Balance Sheets $ in Thousands	Feb. 28, 2026 USD ($)
Current assets:
Cash and cash equivalents	$ 15,655
Prepaid expenses	448
Prepaid service fees	2,335
Total current assets	18,438
Other non-current assets	59
Total assets	18,497
Current liabilities:
Accounts payable	13,478
Accrued liabilities and compensation	15,825
Accrued interest on convertible notes	11,750
Accrued dividends on convertible preferred stock	9,375
Total current liabilities	50,428
Convertible notes payable, net	27,200
Accrued interest on convertible notes	1,585
Other liabilities (Note 10)	43,571
Total liabilities	122,784
Commitments and Contingencies (Note 10)
Stockholders' deficit:
Common stock, $0.001 par value; 2,250,000 shares authorized; 1,358,242 and 1,249,460 issued, and 1,357,956 and 1,249,174 outstanding at February 28, 2026 and May 31, 2025, respectively	1,358
Treasury stock, $0.001 par value; 286 shares at February 28, 2026 and May 31, 2025
Additional paid-in capital	814,978
Accumulated deficit	(920,623)
Total stockholders' deficit	(104,287)
Total liabilities and stockholders' deficit	18,497
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	4,243
Stockholders' deficit:
Preferred stock
Series D Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	5,132
Stockholders' deficit:
Preferred stock